Income Taxes - Reconciliation Between Income Tax (Benefit) Computed by Russian Statutory Rates to Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Theoretical income tax (benefit) expense computed on income before taxes at Russian statutory rate (20%)	$ (275,460)	$ 234,513	$ 193,841
Non-deductible expenses and non-taxable income, net	300,010	8,127	11,670
Social expenditures	4,705	9,355	1,102
Change in valuation allowance	159,033	73,730	55,179
Change in unrecognized tax benefits under ASC 740	17,598	(2,285)	(12,965)
Different tax rates in foreign jurisdictions	(22,280)	9,238	(34,919)
Fines and penalties related to taxes	6,002	2,743	(20)
Change in tax rate and tax legislation	(7,976)	(4,135)	59,635
Effect from intragroup transactions		28,002
Other permanent differences	(2,477)	1,462	3,107
Income tax expense, as reported	$ 179,155	$ 360,750	$ 276,630